Mortgage Loans on Real Estate (Narrative) (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($) loans portfolio_segment	Dec. 31, 2021 USD ($) loans	Dec. 31, 2020 USD ($)
Loans and Leases Receivable Disclosure [Line Items]
Number of portfolio segments that make up financing receivables | portfolio_segment	3
Commitments outstanding	$ 420,200
Real estate acquired through foreclosure	$ 0	$ 0
Non-accrual status, number of loans | loans	59	13
Interest income recognized on non-accrual loans	$ 670	$ 36	$ 0
Number of TDRs | loans	0	0
Mortgage loans on real estate
Loans and Leases Receivable Disclosure [Line Items]
Accrued interest receivable	$ 58,200	$ 37,000
Minimum
Loans and Leases Receivable Disclosure [Line Items]
Number of days past due, nonperforming	90 days
Financing receivable, modifications, period of time of delaying principal and/or interest (months)	3 months
Commercial Mortgage Loans
Loans and Leases Receivable Disclosure [Line Items]
Principal outstanding	$ 3,560,903	3,633,131
Accrued interest receivable written off	0	0
Residential Mortgage Loans
Loans and Leases Receivable Disclosure [Line Items]
Principal outstanding	2,807,652	1,652,910
Accrued interest receivable written off	0	0
Agricultural Mortgage Loans
Loans and Leases Receivable Disclosure [Line Items]
Principal outstanding	567,630	408,135
Accrued interest receivable written off	$ 0	$ 0